Share-based Compensation - Schedule of share based payment award stock options valuation assumptions (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		48.10%
Expected dividends yield	0.00%	0.00%	0.00%
Risk-free interest rate		2.50%
Expected term (in years)	6 years	6 years	6 years
Fair value of underlying ordinary share(US$)		$ 1.39
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	46.50%		48.00%
Risk-free interest rate	2.10%		1.99%
Fair value of underlying ordinary share(US$)	$ 6.35		$ 0.59
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	46.90%		51.00%
Risk-free interest rate	2.60%		2.01%
Fair value of underlying ordinary share(US$)	$ 7.29		$ 0.84